Cover	Apr. 22, 2020
Cover [Abstract]
Document Period End Date	Apr. 22, 2020
Document Type	8-K/A
Amendment Flag	true
Entity Central Index Key	0001401680
City Area Code	310
Local Phone Number	752-0200
Entity Registrant Name	Cornerstone OnDemand, Inc.
Entity File Number	001-35098
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4068197
Entity Address, Address Line One	1601 Cloverfield Blvd.
Entity Address, Address Line Two	Suite 620 South
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CSOD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Initial 8-K to include the historical audited statements of Seller and the unaudited pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Initial 8-K in reliance on the instructions to such items.